Label	Element	Value
HC Advisors Shares | The Inflation Protected Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Inflation Protected Securities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Inflation Protected Securities Portfolio is to provide inflation protection and income consistent with investment in inflation-indexed securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in inflation-indexed bonds issued by the U.S. government and non‑U.S. governments, their agencies and instrumentalities and corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in non‑investment grade securities (“junk bonds”). Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg U.S. Treasury Inflation Protected Securities Index (“Bloomberg US TIPS Index”), which range, as of June 30, 2021, was between 2 and 30 years. The weighted average maturity of the Bloomberg US TIPS Index as of June 30, 2021 was 7.98 years. The Portfolio may invest in securities issued by foreign corporations. The Portfolio’s investments in non‑U.S. governments and corporations may include securities issued in emerging markets countries. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.
The Portfolio may be managed using an “active” investment approach and/or a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index. The relative weighting of these two approaches may vary anywhere from 0% to 100% of the Portfolio’s assets at any given time.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:
•
Passive Investing Risk – the Portfolio may employ a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index, or one or more identifiable subsets or other portions of that index as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.

Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.
•	Fixed Income Risk. Investments in fixed income securities may involve the following risks, depending on the instrument involved:
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Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

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Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.

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Deflation Risk – Deflation risk is the possibility that prices throughout the economy decline over time – the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses.

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Inflation Indexed Bonds Risk – The principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Inflation-indexed bonds issued by non‑U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.
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Inflation Indexed Bonds Tax Risk – Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in the Portfolio’s gross income, even though no cash attributable to such gross income has been received by the Portfolio. In such event, the Portfolio may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Portfolio may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Portfolio and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Portfolio may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

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Non‑Investment‑Grade Securities –  Non‑investment‑grade securities, also referred to as “high-yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3/P‑2 by Moody’s Investors Service, Inc. (Moody’s) or below BBB–/A‑2 by Standard & Poor’s) or are determined to be of comparable quality by the fund’s advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and they will generally involve more credit risk than securities in the investment-grade categories. Non‑investment‑grade securities generally provide greater income and opportunity for capital appreciation than higher quality securities, but they also typically entail greater price volatility and principal and income risk.

•
Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.

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Exchange-Traded Funds Risk – In addition to the risks of investing in other investment companies generally, an investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.

•	Foreign Investment Risk. Investment in foreign securities involves the following risks:
•	Foreign Securities Risk – Investments in securities issued by non‑U.S. companies and/or non‑U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

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Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•
Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

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Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:

•
General Derivative Risks – Derivatives may be volatile and may involve significant risks. The Portfolio’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Portfolio’s losses and reducing the Portfolio’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Portfolio. Certain derivatives held by the Portfolio may be illiquid, including non‑exchange‑traded or over‑the‑counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Portfolio.

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Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.

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Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. These rules may: (i) affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, (ii) accelerate the recognition of income or gains to the Portfolio, (iii) defer losses to the Portfolio, and (iv) cause adjustments in the holding periods of the Portfolio’s securities. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

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Options Risk – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the Portfolio writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the Portfolio writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option’s exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the Portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

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Options Writing Strategy Risk – if the underlying index appreciates or depreciates sufficiently over the period to offset the new premium received from the written option on that index, a net loss will result. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index.

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Futures Risk – there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. Additionally, price distortions could result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. Further, an increase in the participation of speculators in the futures market could cause temporary price distortions.

There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Inflation Protected Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before‑tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on April 3, 2014. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after‑tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future. The HC Advisors Shares class was only operational during a portion of the periods presented. The performance shown below is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher. If it had been adjusted, performance would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Inflation Protected Securities Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before‑tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Strategic Shares yearly performance for each full calendar year since the Portfolio’s HC Strategic Shares inception on April 3, 2014.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year‑by‑Year Total Returns as of 12/31*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Portfolio’s HC Strategic Shares before‑tax return for the period from January 1, 2021 through September 30, 2021 (non‑annualized) was -2.07%.

Best quarter:	1st Qtr. 2016	4.39%

Worst quarter:	4th Qtr. 2016	-2.45%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/20)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold Portfolio shares through tax‑advantaged arrangements, such as qualified retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold Portfolio shares through tax‑advantaged arrangements, such as qualified retirement plans.

HC Advisors Shares | The Inflation Protected Securities Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2021, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.09%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	$ 835
HC Advisors Shares | The Inflation Protected Securities Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
2015	rr_AnnualReturn2015	(1.71%)	[2]
2016	rr_AnnualReturn2016	4.53%	[2]
2017	rr_AnnualReturn2017	2.82%	[2]
2018	rr_AnnualReturn2018	(1.53%)	[2]
2019	rr_AnnualReturn2019	8.15%	[2]
2020	rr_AnnualReturn2020	9.90%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	before‑tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.45%)
One Year	rr_AverageAnnualReturnYear01	9.90%
Five Year	rr_AverageAnnualReturnYear05	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2014
HC Advisors Shares | The Inflation Protected Securities Portfolio | – After Taxes on Distributions | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.29%
Five Year	rr_AverageAnnualReturnYear05	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2014
HC Advisors Shares | The Inflation Protected Securities Portfolio | – After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.90%
Five Year	rr_AverageAnnualReturnYear05	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2014
HC Advisors Shares | The Inflation Protected Securities Portfolio | Bloomberg U.S. Treasury Inflation Protected Securities Index (reflects no Deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.99%
Five Year	rr_AverageAnnualReturnYear05	5.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2014

[1]	During the Portfolio’s prior fiscal year, HC Advisors Shares were not operational. Therefore, these amounts have been estimated.
[2]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.